Interest expense and other finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense on loans	$ 4,046	$ 4,431
Interest cost on decommissioning liability	547	647
Interest income	(300)	(203)
Interest expense and other finance costs	$ 4,293	$ 4,875